Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Applicable tax rate (in Dollars)		$ 2
Assessable Profits Percentage	8.25%	8.25%
Assessable Profit (in Dollars)		$ 2
Income tax rate, percentage	16.50%	16.50%
Enterprise income tax rate	25.00%	25.00%
Taxable income (in Yuan Renminbi) | ¥				¥ 1,000,000
Reduction taxable, percentage				75.00%
Taxable (in Yuan Renminbi) | ¥				¥ 1,000,000
Reduction Income (in Yuan Renminbi) | ¥	¥ 3,000,000
Operating loss carrying forwards (in Dollars)			$ 9,657,252		$ 7,118,117
Valuation allowance (in Dollars)			$ 30,410			$ 81,232
Skinist Shanghai [Member]
Income Taxes [Line Items]
Enterprise income tax, percentage	20.00%	20.00%	75.00%
Hong Kong Subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)			$ 129,911		8,312,910
Singapore [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)			$ 175,753
PRC [Member]
Income Taxes [Line Items]
Taxable (in Yuan Renminbi) | ¥				¥ 3,000,000
Minimum [Member] | Skinist Shanghai [Member]
Income Taxes [Line Items]
Enterprise income tax rate				20.00%
Maximum [Member] | Skinist Shanghai [Member]
Income Taxes [Line Items]
Enterprise income tax rate				87.50%
Singapore [Member]
Income Taxes [Line Items]
Flate rate, percentage	17.00%	17.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate, percentage	16.50%	16.50%